Note 4 - Loans Payable - Related Parties	9 Months Ended
Apr. 30, 2017
Notes
Note 4 - Loans Payable - Related Parties

NOTE 4 – LOANS PAYABLE – RELATED PARTIES

As of April 30, 2017, $1,059,181 (July 31, 2016 - $960,967) is due to the majority shareholder, of which $509,486 is unsecured, non-interest bearing and due on demand, and $7,600 is past due with an interest rate of 2% per annum.  On March 17, 2017, the majority shareholder consolidated six loans and the consolidated loan of $542,095 is due on October 31, 2018 and bears interest at 3.50% per annum.   At April 30, 2017, accrued interest on these loans is $28,896 (July 31, 2016 - $14,068).